Compensation and benefits - Summary of sets forth the number of employees and individual contractors (Detail)	Dec. 31, 2021 Contractors Employees	Dec. 31, 2020 Contractors Employees	Dec. 31, 2019 Contractors Employees
Disclosure of detailed information about number of employees and individual contractors by the function [Line Items]
Employees	93	90	102
Contractors | Contractors	18	12	14
Research and development [member]
Disclosure of detailed information about number of employees and individual contractors by the function [Line Items]
Employees	77	75	81
Contractors | Contractors	8	6	8
Marketing and sales [Member]
Disclosure of detailed information about number of employees and individual contractors by the function [Line Items]
Employees	6	6	10
Contractors | Contractors	9	5	6
General and administrative [Member]
Disclosure of detailed information about number of employees and individual contractors by the function [Line Items]
Employees	8	7	9
Contractors | Contractors	1	1
Supply chain and distribution [Member]
Disclosure of detailed information about number of employees and individual contractors by the function [Line Items]
Employees	2	2	2